Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	May 22, 2018 USD ($) $ / shares shares	Jul. 25, 2017 USD ($) $ / shares shares	Oct. 28, 2014 USD ($) shares	Apr. 30, 2016 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Oct. 28, 2011 shares
Capital structure [line items]
Voting right description					At December 31, 2018, we had 42,430,069 ordinary shares outstanding of which 5,016,911 had a double voting right.	At December 31, 2017, we had 35,960,062 ordinary shares outstanding of which 5,155,335 had a double voting right	At December 31, 2016, we had 35,333,060 ordinary shares outstanding of which 4,531,047 had a double voting right.
Number of shares ordinary outstanding | shares					42,430,069	35,960,062	35,335,060	35,178,614
Number of shares ordinary having double voting right | shares					5,016,911	5,155,335	4,531,047
Compensation expense					$ (28,507)		$ (58,622)
Par value per share | $ / shares					$ 0.05	$ 0.05	$ 0.05	$ 0.05
Non-controlling shareholders interest					30.50%	20.30%
Other non-current financial assets					$ 1,891	$ 1,004
Hold Two Years [member]
Capital structure [line items]
Voting right description					After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.
Calyxt Inc [member]
Capital structure [line items]
Ordinary shares issued | shares	4,057,500	8,050,000
Exercise stock option	$ 57,000	$ 64,400				58,000
Underwriting discounts and commissions	$ 3,200					$ 3,100
Par value per share | $ / shares	$ 15.00	$ 8
Shares to underwriters		$ 20,000
Non-controlling shareholders interest					30.50%	20.30%
Offering expense	$ 700
Cellectis [member] | Calyxt Inc [member]
Capital structure [line items]
Purchase of common stock | shares	550,000
Purchase of common stock, value	$ 8,300
BSA [member]
Capital structure [line items]
Ordinary shares issued | shares			1,470,836						12,195,113
Exercise stock option			$ 16,400
Calyxt Inc. [member]
Capital structure [line items]
Equity interests				4.90%	3.10%	9.80%
Compensation expense				$ 200	$ 3,300	$ 5,200
Natixis [member] | Treasury Shares [member]
Capital structure [line items]
Initial advance payment on liquidity contract						400
Other non-current financial assets						$ 300
Capital revolution 2017 [member]
Capital structure [line items]
Ordinary shares issued | shares						31,873
Options exercise						31,873
Exercise stock option						$ 734,234
Capital revolution 2016 [member]
Capital structure [line items]
Ordinary shares issued | shares							156,446
Capital revolution 2018 [member]
Capital structure [line items]
Options exercise					322,068
Exercise stock option					$ 230,629
Underwriting discounts and commissions					$ 178,611,687
BSPCE [member] | Capital revolution 2017 [member]
Capital structure [line items]
Ordinary shares issued | shares						126,179
Number of employee warrants exercisable | shares						121,492
Exercise stock option						$ 2,173,058
BSPCE [member] | Capital revolution 2016 [member]
Capital structure [line items]
Options exercise							6,700
Free Shares [member] | Capital revolution 2017 [member]
Capital structure [line items]
Number of shares converted | shares						466,950
Free Shares [member] | Capital revolution 2016 [member]
Capital structure [line items]
Options exercise							99,488
Free Shares [member] | Capital revolution 2018 [member]
Capital structure [line items]
Ordinary shares issued | shares					1,939
BSA [member] | Capital revolution 2017 [member]
Capital structure [line items]
Exercise stock option						$ 252,171
Number of non-employee warrants subscribed | shares						228,000
BSA [member] | Capital revolution 2016 [member]
Capital structure [line items]
Options exercise							50,000
BSA [member] | Capital revolution 2018 [member]
Capital structure [line items]
Ordinary shares issued | shares					6,146,000
Number of employee warrants exercisable | shares					1,867
Exercise stock option					$ 7,525,542
Number of non-employee warrants subscribed | shares					160,000